NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET (LOSS) INCOME PER SHARE [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net (loss) income per share:

	For the years ended December 31,
	2011	2012	2013

Net (loss) income (numerator), basic and diluted	$(7,654,862)	$25,739,968	$20,661,649

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net (loss) income per share	1,607,110,119	1,661,864,846	1,714,924,612
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrants using the treasury stock method	-	59,757,910	36,696,728

Total weighted average shares used in computing diluted net (loss) income per share	1,607,110,119	1,721,622,756	1,751,621,340
Net (loss) income per share, basic	$(0.00)	$0.02	$0.01
Net (loss) income per share, diluted	$(0.00)	$0.01	$0.01

Antidilutive Securities Excluded from Computation of Earnings Per Share

For the years ended December 31, 2011, 2012 and 2013, the Company had the following securities outstanding which could potentially dilute basic net (loss) income per share in the future, but were excluded from the computation of diluted net (loss) income per share in 2011, 2012 and 2013 as their effects would have been antidilutive:

	For the years ended December 31,
	2011	2012	2013

Options, nonvested shares and warrants	187,160,617	285,312,520	11,320,000
Convertible senior note	22,800,000	-	-